Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Foreign currency translation
Net income/(loss) of non controlling interest | ¥		¥ 0
Foreign currency translation adjustments	$ 2,109	¥ 14,685	¥ 59,658	¥ (21,170)
Translation rate calculated for buying rate | $ / ¥	6.9618	6.9618